Taxes	9 Months Ended
Sep. 30, 2023
Taxes
Taxes

10.Taxes

Income taxes

The Group calculates the income tax expense using the effective tax rate that would be applicable to the expected total annual earnings. The major components of income tax expense in the interim consolidated statement of profit or loss are:

	Nine-month period ended
	September 30,
	2023	2022

	(Unaudited)
Current income tax expense	10,378,745	13,586,947
Deferred income tax expense	1,025,705	2,613,356
Adjustments to prior years’ current and deferred tax	72,422	13,762
Income tax expense	11,476,872	16,214,065

The effective tax rate for the nine-month period ended September 30, 2023, stood at 35.2%, while for the corresponding period in 2022, it was 37.1%.

As of September 30, for both 2023, and 2022, the nominal income tax rate was set at 35%.

The 1.9% decrease in the effective tax rate during the indicated period is mainly due to: (i) the best results obtained by Group companies whose nominal income tax rate is less than 35% and (ii) the effects of the exchange rate movements on Colombian companies such as Refinería de Cartagena and Ocensa, which use the U.S. dollar as their functional currency; among others.

On December 2022, Tax reform Law 2277 established the deductibility of oil royalties paid to the Colombian Government for the exploitation of non-renewable resources is restricted, regardless of the denomination of the payment.

On November 16, 2023, the Constitutional Court of Colombia delivered judgment C-489 of 2023; this ruling deemed the non-deductibility of royalties in income tax (measure featured in the most recent tax reform) as unenforceable. The repercussions of this verdict have been factored into in these financial statements.

In December 2023, both the Ministry of Mines and Energy and the Ministry of Finance and Public Credit, respectively, submitted requests concerning the fiscal impact incidence and nullity related to the Constitutional Court’s ruling C-489 of 2023. As of now, there has been no ruling the Court regarding these requests.